Information by business segment and by geographic area - Net operating revenue by shipment destination (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue		$ 43,839		$ 54,502	$ 39,545
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		34,916	[1]	45,925	31,916
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		8,398		7,966	6,827
All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]	525		611	802
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,199		1,283	760
Americas Except United States And Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		477	[1]	759	271
Americas Except United States And Brazil [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		597		402	83
Americas Except United States And Brazil [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]	125		122	406
United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,643		1,543	1,041
United States Of America [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		218	[1]	392	244
United States Of America [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,425		1,151	797
Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,521		2,034	1,526
Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		373	[1]	618	326
Germany [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,148		1,416	1,169
Germany [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]				31
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		3,836		4,696	3,570
Europe Except Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,713	[1]	2,373	1,202
Europe Except Germany [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2,123		2,323	2,356
Europe Except Germany [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]				12
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2,646		2,155	1,435
Middle East Africa And Oceania [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2,594	[1]	2,140	1,418
Middle East Africa And Oceania [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		27		15	17
Middle East Africa And Oceania [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]	25
Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		3,535		4,523	2,193
Japan [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2,765	[1]	3,977	1,793
Japan [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		770		546	400
China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		22,203		28,603	23,124
China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		20,593	[1]	27,510	22,169
China [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1,610		1,093	922
China [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]				33
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		3,119		4,501	2,999
Asia Except Japan And China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		2,434	[1]	3,536	2,068
Asia Except Japan And China [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		638		965	931
Asia Except Japan And China [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]	47
Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		4,137		5,164	2,897
Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		3,749	[1]	4,620	2,425
Brazil [Member] | Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		60		55	152
Brazil [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	[2]	$ 328		$ 489	$ 320

[1]	In 2022, the revenue from Iron Solutions decreased from prior year, among other factors, due to the decline of 23.5% in the average realized price of iron ore, following the decrease in the international price of this product.
[2]	Includes the reclassification of the revenues of Midwestern System in the amount of US$231, for the year ended December 31, 2022 (2021: US$377 and 2020: US$162).